Siren DIVCON Leaders Dividend ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communications - 1.2%
Comcast Corp. - Class A	16,859	$660,198

Consumer Discretionary - 4.9%
D.R. Horton, Inc.	5,375	757,498
McDonald's Corp.	4,076	1,038,728
PulteGroup, Inc.	8,178	900,398
		2,696,624

Consumer Staples - 8.4%
Costco Wholesale Corp.	3,028	2,573,770
Lamb Weston Holdings, Inc.	7,188	604,367
The Hershey Co.	3,797	698,003
The Procter & Gamble Co.	4,697	774,629
		4,650,769

Energy - 1.4%
Marathon Petroleum Corp.	4,592	796,620

Financials - 13.2%
Aon PLC - Class A	2,244	658,793
Brown & Brown, Inc.	9,563	855,028
Cboe Global Markets, Inc.	3,899	663,064
Chubb Ltd.	3,098	790,238
CME Group, Inc.	3,054	600,416
Globe Life, Inc.	5,813	478,294
Marsh & McLennan Companies, Inc.	3,601	758,803
Mastercard, Inc. - Class A	2,968	1,309,363
Visa, Inc. - Class A	4,747	1,245,945
		7,359,944

Industrials - 27.3%(a)
A O Smith Corp.	9,453	773,066
Allegion PLC	6,548	773,646
Cintas Corp.	2,083	1,458,641
Cummins, Inc.	3,120	864,022
Eaton Corp. PLC	3,088	968,242
Fastenal Co.	11,880	746,539
Honeywell International, Inc.	3,596	767,890
Hubbell, Inc.	3,836	1,401,981
Illinois Tool Works, Inc.	3,034	718,937
Jacobs Solutions, Inc.	5,617	784,751
Lockheed Martin Corp.	1,599	746,893
Nordson Corp.	2,990	693,501
Old Dominion Freight Line, Inc.	5,610	990,726
Rockwell Automation, Inc.	2,546	700,863
Snap-on, Inc.	5,702	1,490,446
W.W. Grainger, Inc.	1,492	1,346,142
		15,226,286

Materials - 7.7%
Albemarle Corp.	5,682	542,745
Linde PLC	1,767	775,377
Martin Marietta Materials, Inc.	2,495	1,351,791
PPG Industries, Inc.	6,936	873,173
The Sherwin-Williams Co.	2,569	766,667
		4,309,753

Technology - 35.8%(a)
Accenture PLC - Class A	3,513	1,065,879
Analog Devices, Inc.	4,215	962,116
Apple, Inc.	3,893	819,944
Applied Materials, Inc.	4,947	1,167,443
Broadcom, Inc.	1,325	2,127,327
Broadridge Financial Solutions, Inc.	3,642	717,474
CDW Corporation of Delaware	5,826	1,304,092
Cisco Systems, Inc.	14,624	694,786
FactSet Research Systems, Inc.	2,530	1,032,923
Intuit, Inc.	1,318	866,203
KLA Corp.	2,171	1,790,011
Microchip Technology, Inc.	9,116	834,114
Microsoft Corp.	1,949	871,106
Monolithic Power Systems, Inc.	2,010	1,651,577
Moody's Corp.	1,895	797,662
Motorola Solutions, Inc.	2,213	854,329
MSCI, Inc.	2,254	1,085,864
Verisk Analytics, Inc.	4,911	1,323,760
		19,966,610
TOTAL COMMON STOCKS (Cost $48,612,356)		55,666,804

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares
First American Government Obligations Fund, 5.23% (b)	68,477	68,477
TOTAL SHORT-TERM INVESTMENTS (Cost $68,477)		68,477

TOTAL INVESTMENTS - 100.0% (Cost $48,680,833)		55,735,281
Liabilities in Excess of Other Assets - (0.0)% (c)		(1,085)
TOTAL NET ASSETS - 100.0%		$55,734,196

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.

Siren DIVCON Dividend Defender ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 89.1%	Shares	Value
Communications - 1.1%
Comcast Corp. - Class A	2,907	$113,838

Consumer Discretionary - 5.2%
D.R. Horton, Inc.	989	139,380
McDonald's Corp.	813	207,185
PulteGroup, Inc.	1,702	187,390
		533,955

Consumer Staples - 6.4%
Costco Wholesale Corp.	143	121,549
Lamb Weston Holdings, Inc.	1,550	130,324
The Hershey Co.	839	154,233
The Procter & Gamble Co.	1,500	247,380
		653,486

Energy - 2.5%
Marathon Petroleum Corp.	1,467	254,495

Financials - 12.9%
Aon PLC - Class A	444	130,349
Brown & Brown, Inc.	2,143	191,606
Cboe Global Markets, Inc.	699	118,872
Chubb Ltd.	535	136,468
CME Group, Inc.	612	120,319
Globe Life, Inc.	945	77,755
Marsh & McLennan Companies, Inc.	604	127,275
Mastercard, Inc. - Class A	371	163,670
Visa, Inc. - Class A	958	251,446
		1,317,760

Industrials - 25.5%(a)
A O Smith Corp.	1,653	135,182
Allegion PLC	1,181	139,535
Cintas Corp.	330	231,086
Cummins, Inc.	633	175,297
Eaton Corp. PLC	531	166,495
Fastenal Co.	1,517	95,328
Honeywell International, Inc.	694	148,197
Hubbell, Inc.	317	115,857
Illinois Tool Works, Inc.	697	165,161
Jacobs Solutions, Inc.	1,111	155,218
Lockheed Martin Corp.	420	196,182
Nordson Corp.	955	221,503
Old Dominion Freight Line, Inc.	436	76,997
Rockwell Automation, Inc.	632	173,977
Snap-on, Inc.	818	213,817
W.W. Grainger, Inc.	211	190,373
		2,600,205

Materials - 8.7%
Albemarle Corp.	1,086	103,735
Linde PLC	292	128,132
Martin Marietta Materials, Inc.	483	261,689
PPG Industries, Inc.	1,576	198,403
The Sherwin-Williams Co.	639	190,697
		882,656

Technology - 26.8%(a)
Accenture PLC - Class A	103	31,251
Analog Devices, Inc.	710	162,065
Apple, Inc.	461	97,096
Applied Materials, Inc.	942	222,303
Broadcom, Inc.	55	88,304
Broadridge Financial Solutions, Inc.	363	71,511
Cisco Systems, Inc.	2,849	135,356
FactSet Research Systems, Inc.	494	201,685
Intuit, Inc.	122	80,180
KLA Corp.	414	341,347
Microchip Technology, Inc.	2,911	266,356
Microsoft Corp.	259	115,760
Monolithic Power Systems, Inc.	251	206,242
Moody's Corp.	423	178,053
Motorola Solutions, Inc.	416	160,597
MSCI, Inc.	241	116,102
Verisk Analytics, Inc.	940	253,377
		2,727,585
TOTAL COMMON STOCKS (Cost $7,922,338)		9,083,980

SHORT-TERM INVESTMENTS - 10.2%
Money Market Funds - 10.2%	Shares
First American Government Obligations Fund, 5.23% (b)	1,037,321	1,037,321
TOTAL SHORT-TERM INVESTMENTS (Cost $1,037,321)		1,037,321

TOTAL INVESTMENTS - 99.3% (Cost $8,959,659)		10,121,301
Other Assets in Excess of Liabilities - 0.7%		75,644
TOTAL NET ASSETS - 100.0%		$10,196,945

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Siren DIVCON Dividend Defender ETF
Schedule of Securities Sold Short
June 30, 2024 (Unaudited)

COMMON STOCKS - (26.1)%	Shares	Value
Communications - (4.3)%
AT&T, Inc.	(10,847)	$(207,286)
News Corp. - Class B	(6,784)	(192,598)
Paramount Global - Class B	(3,248)	(33,747)
		(433,631)

Consumer Discretionary - (3.7)%
Ford Motor Co.	(23,953)	(300,371)
VF Corp.	(5,960)	(80,460)
		(380,831)

Energy - (2.6)%
APA Corp.	(4,015)	(118,201)
Devon Energy Corp.	(3,144)	(149,026)
		(267,227)

Industrials - (2.0)%
Southwest Airlines Co.	(6,971)	(199,440)

Materials - (6.5)%
Freeport-McMoRan, Inc.	(4,744)	(230,558)
International Paper Co.	(4,495)	(193,959)
Westrock Co.	(4,707)	(236,574)
		(661,091)

Technology - (1.4)%
Intel Corp.	(4,763)	(147,510)

Utilities - (5.6)%
CenterPoint Energy, Inc.	(9,395)	(291,057)
Dominion Energy, Inc.	(5,797)	(284,053)
		(575,110)
TOTAL COMMON STOCKS (Proceeds $2,567,008)		(2,664,840)

TOTAL SECURITIES SOLD SHORT - (26.1)% (Proceeds $2,567,008)		$(2,664,840)

Percentages are stated as a percent of net assets.

Siren Nasdaq NexGen Economy ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communications - 10.9%
Baidu, Inc. - ADR (a)	17,764	$1,536,231
Digital Garage, Inc.	71,867	1,103,310
GMO Internet, Inc.	66,755	1,019,021
Meta Platforms, Inc. - Class A	5,547	2,796,908
Swisscom AG	1,836	1,032,999
		7,488,469

Consumer Discretionary - 6.3%
Alibaba Group Holding Ltd. - ADR	23,189	1,669,608
Beyond, Inc. (a)	81,405	1,064,777
JD.com, Inc. - ADR	31,684	818,715
Rakuten Group, Inc. (a)	146,990	758,201
		4,311,301

Consumer Staples - 1.9%
Walmart, Inc.	19,150	1,296,647

Financials - 31.0%(b)
American Express Co.	4,146	960,006
BlackRock, Inc.	2,155	1,696,675
Coinbase Global, Inc. - Class A (a)	12,774	2,838,766
Customers Bancorp, Inc. (a)	11,309	542,606
Deutsche Boerse AG	4,492	919,327
Galaxy Digital Holdings Ltd. (a)	46,723	545,765
Intercontinental Exchange, Inc.	3,182	435,584
JPMorgan Chase & Co.	4,916	994,310
Mastercard, Inc. - Class A	4,239	1,870,077
Nasdaq, Inc.	12,616	760,240
NU Holdings Ltd. - Class A (a)	158,949	2,048,853
PayPal Holdings, Inc. (a)	17,861	1,036,474
Plus500 Ltd.	20,419	584,890
Robinhood Markets, Inc. - Class A (a)	53,139	1,206,787
SBI Holdings, Inc.	36,888	932,460
The Bank of New York Mellon Corp.	20,990	1,257,091
The Goldman Sachs Group, Inc.	2,320	1,049,382
Visa, Inc. - Class A	2,454	644,101
WisdomTree, Inc.	85,505	847,354
		21,170,748

Industrials - 3.3%
Hitachi Ltd.	53,205	1,190,821
Siemens AG	5,808	1,080,552
		2,271,373

Technology - 45.1%(b)
Accenture PLC - Class A	4,711	1,429,364
Advanced Micro Devices, Inc. (a)	7,295	1,183,322
Block, Inc. (a)	25,716	1,658,425
Broadridge Financial Solutions, Inc.	7,919	1,560,043
Canaan, Inc. - ADR (a)	146,547	146,518
Cisco Systems, Inc.	18,919	898,842
Cleanspark, Inc. (a)	158,144	2,522,397
Fujitsu Ltd.	78,202	1,223,410
Hewlett Packard Enterprise Co.	17,833	377,525
Infosys Ltd. - ADR	48,880	910,146
International Business Machines Corp.	4,691	811,308
Marathon Digital Holdings, Inc. (a)	151,252	3,002,352
Micron Technology, Inc.	6,568	863,889
Microsoft Corp.	3,533	1,579,074
MicroStrategy, Inc. - Class A (a)	2,122	2,923,012
NTT Data Group Corp.	60,942	894,680
NVIDIA Corp.	24,716	3,053,415
Oracle Corp.	7,446	1,051,375
Samsung Electronics Co. Ltd. - GDR	955	1,413,400
SAP SE - ADR	5,506	1,110,615
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,847	1,363,887
Texas Instruments, Inc.	4,547	884,528
		30,861,527
TOTAL COMMON STOCKS (Cost $57,719,823)		67,400,065

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares
First American Government Obligations Fund, 5.23% (c)	651,244	651,244
TOTAL SHORT-TERM INVESTMENTS (Cost $651,244)		651,244

TOTAL INVESTMENTS - 99.5% (Cost $58,371,067)		68,051,309
Other Assets in Excess of Liabilities - 0.5%		327,251
TOTAL NET ASSETS - 100.0%		$68,378,560

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
GDR - Global Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

The net asset value (“NAV”) per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2024:

Siren DIVCON Leaders Dividend ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$55,666,804	$–	$–	$55,666,804
Money Market Funds	68,477	–	–	68,477
Total Investments	$55,735,281	$–	$–	$55,735,281

Siren DIVCON Dividend Defender ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$9,083,980	$–	$–	$9,083,980
Money Market Funds	1,037,321	–	–	1,037,321
Total Investments	$10,121,301	$–	$–	$10,121,301

Liabilities:
Investments:
Common Stocks	(2,664,840)	–	–	(2,664,840)
Total Investments	$(2,664,840)	$–	$–	$(2,664,840)

Siren Nasdaq NexGen Economy ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$67,400,065	$–	$–	$67,400,065
Money Market Funds	651,244	–	–	651,244
Total Investments	$68,051,309	$–	$–	$68,051,309

Refer to the Schedule of Investments for additional information.

Tax Disclosure - The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any interest or penalties.